Consolidated Interim Statement of Changes in Equity - USD ($) $ in Millions	Issued capital [member]	Capital Reserves [Member]	Profit Reserves [Member]	Treasury shares [member]	Other Reserve [Member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 61,614	$ 1,139	$ 21,877	$ (3,504)	$ (1,774)	$ (39,891)		$ 39,461	$ 1,520	$ 40,981
IfrsStatementLineItems [Line Items]
Net income							4,448	4,448	8	4,456
Other comprehensive income			(2,520)		61	(2,609)		(5,068)	(1)	(5,069)
Dividends and interest on capital of Vale S.A.'s shareholders			(2,364)					(2,364)		(2,364)
Transaction with noncontrolling interests (i)					895			895	(114)	781
Shares buyback program				(389)				(389)		(389)
Share-based payment program				2	(11)			(9)		(9)
Ending balance, value at Jun. 30, 2024	61,614	1,139	16,993	(3,891)	(829)	(42,500)	4,448	36,974	1,413	38,387
Beginning balance, value at Dec. 31, 2024	61,614	1,139	18,676	(3,911)	(729)	(43,383)		33,406	1,122	34,528
IfrsStatementLineItems [Line Items]
Net income							3,511	3,511	20	3,531
Other comprehensive income			2,299		23	1,613		3,935	107	4,042
Dividends and interest on capital of Vale S.A.'s shareholders			(1,596)					(1,596)	(4)	(1,600)
Transaction with noncontrolling interests (i)					(6)			(6)		(6)
Share-based payment program				1	13			14		14
Ending balance, value at Jun. 30, 2025	$ 61,614	$ 1,139	$ 19,379	$ (3,910)	$ (699)	$ (41,770)	$ 3,511	$ 39,264	$ 1,245	$ 40,509